Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Cumulative Effect Period Of Adoption Adjustment Member	PIPE Investors	Palantir	CTH	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock CariCord	Series X Redeemable Convertible Preferred Stock	Common Stock	Common Stock PIPE Investors	Common Stock Palantir	Common Stock CTH	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital PIPE Investors	Additional Paid-in Capital Palantir	Additional Paid-in Capital CTH	Accumulated Deficit	Accumulated Deficit Cumulative Effect Period Of Adoption Adjustment Member
Balance at Dec. 31, 2019	$ (327,420)									$ 1					$ 27,909				$ (355,330)
Temporary Equity, Balance (in Shares) at Dec. 31, 2019						29,484,740	27,552,236		11,953,274
Temporary Equity, Balance at Dec. 31, 2019						$ 184,247	$ 206,035		$ 75,000
Balance (in Shares) at Dec. 31, 2019										18,421,084				(13,975)
Exercise of stock options	138														138
Exercise of stock options (in Shares)										108,369
Repurchase of common stock	(256)													$ (256)
Repurchase of common stock (in Shares)														(76,859)
Stock-based compensation expense	4,371														4,371
Share issuance costs							(15)
Issuance of convertible preferred stock							$ 84,596	$ 250
Issuance of convertible preferred stock (in Shares)							13,620,063	33,183
Net loss	(208,233)																		(208,233)
Balance at Dec. 31, 2020	(531,400)									$ 1				$ (256)	32,418				(563,563)
Temporary Equity, Balance (in Shares) at Dec. 31, 2020						29,484,740	41,205,482		11,953,274
Temporary Equity, Balance at Dec. 31, 2020						$ 184,247	$ 290,866		$ 75,000
Balance (in Shares) at Dec. 31, 2020										18,529,453				90,834
Stock-based compensation expense	1,009														1,009
Net loss	(81,539)																		(81,539)
Balance at Mar. 31, 2021	$ (611,930)									$ 1				$ (256)	33,427				(645,102)
Temporary Equity, Balance (in Shares) at Mar. 31, 2021						29,484,740	41,205,482		11,953,274
Temporary Equity, Balance at Mar. 31, 2021						$ 184,247	$ 290,866		$ 75,000
Balance (in Shares) at Mar. 31, 2021	90,834									18,529,453
Balance at Dec. 31, 2020	$ (531,400)									$ 1				$ (256)	32,418				(563,563)
Temporary Equity, Balance (in Shares) at Dec. 31, 2020						29,484,740	41,205,482		11,953,274
Temporary Equity, Balance at Dec. 31, 2020						$ 184,247	$ 290,866		$ 75,000
Balance (in Shares) at Dec. 31, 2020										18,529,453				90,834
Exercise of stock options	197														197
Exercise of stock options (in Shares)										572,252
Stock-based compensation expense	40,010														40,010
Recapitalization from GX Acquisition Corp. merger, net of redemptions, equity issuance costs and merger costs (in Shares)										94,122,408				90,834
Recapitalization from GX Acquisition Corp. merger, net of redemptions, equity issuance costs and merger costs	485,598									$ 10				$ 256	485,332
Recapitalization net of redemptions, equity issuance costs and merger costs redeemable convertible preferred stock (in Shares)						(29,484,740)	(41,205,482)		(11,953,274)
Recapitalization net of redemptions, equity issuance costs and merger costs redeemable convertible preferred stock						$ (184,247)	$ (290,866)		$ (75,000)
Issuance of common stock			$ 83,400	$ 20,000	$ 5,333						$ 1					$ 83,399	$ 20,000	$ 5,333
Issuance of common stock (in Shares)											8,340,000	2,000,000	743,771
Reclassification of liability classified legacy warrants to equity	96,398														96,398
Net loss	(100,118)																		(100,118)
Balance at Dec. 31, 2021	99,418									$ 12					763,087				(663,681)
Balance (Accounting Standards Update201602 Member) at Dec. 31, 2021		$ 3,996																		$ 3,996
Temporary Equity, Balance (in Shares) at Dec. 31, 2021						0	0		0
Temporary Equity, Balance at Dec. 31, 2021						$ 0	$ 0		$ 0
Balance (in Shares) at Dec. 31, 2021										124,307,884				0
Reclassification of previously exercised stock options (in Shares)										131,253
Reclassification of previously exercised stock options	441														441
Exercise of warrants (in Shares)										13,281,386
Exercise of warrants	46,485									$ 2					46,483
Exercise of stock options	21														21
Exercise of stock options (in Shares)										10,255
Purchase and retirement of common shares										(3,058)
Purchase and retirement of common shares, value	(11)														(11)
Stock-based compensation expense	2,422														2,422
Net loss	(62,867)																		(62,867)
Balance at Mar. 31, 2022	$ 89,905									$ 14					$ 812,443				$ (722,552)
Balance (in Shares) at Mar. 31, 2022										137,727,720